Basic and diluted net earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	2020	2019
Net earnings attributable to shareholders of AQN	$782,463	$530,884
Series A preferred shares dividend	4,611	4,666
Series D preferred shares dividend	3,790	3,820
Net earnings attributable to common shareholders of AQN – basic and diluted	$774,062	$522,398
Weighted average number of shares
Basic	559,633,275	499,910,876
Effect of dilutive securities	4,740,561	4,828,678
Diluted	564,373,836	504,739,554